                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4919

                                UBS SERIES TRUST

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114

--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                        UBS Global Asset Management (US)
                                      Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                         (Name and address of agent for
                                    service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                     Dechert
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS SERIES TRUST
TACTICAL ALLOCATION PORTFOLIO

SEMIANNUAL REPORT

JUNE 30, 2003

UBS SERIES TRUST -- TACTICAL ALLOCATION PORTFOLIO

August 15, 2003

DEAR CONTRACT OWNER,

We present you with the semiannual report for UBS Series Trust--Tactical Allocation Portfolio for the six months ended June 30, 2003.

AN INTERVIEW WITH PORTFOLIO MANAGER T. KIRKHAM BARNEBY

Q. HOW DID THE PORTFOLIO PERFORM OVER THE SIX MONTHS ENDED JUNE 30, 2003?

A. Following a prolonged market decline, the equity markets rallied, resulting in an 11.76% gain for the S&P 500 Index over the six months ended June 30, 2003. Over the same period, the Portfolio's Class H shares returned 11.34%, as the Tactical Allocation Model dictated a 100% allocation to equities throughout the period (see "How the Portfolio Works" on the next page). (For returns over various time periods, please refer to "Performance At A Glance" on page 5.)

Q. HOW DID THE EQUITY MARKETS PERFORM DURING THE REPORTING PERIOD?

A. It was really a tale of two markets. During the first quarter of 2003, the S&P 500 Index fell 3.15%. Economic and geopolitical uncertainties weighed heavily on the market, so investors shunned stocks in favor of the relative security offered by bonds. Conversely, during the second half of the review period, the equity markets rallied sharply. The end to major fighting in Iraq eliminated one of the larger geopolitical issues affecting the stock market, while investors became increasingly optimistic about the potential for an economic revival and subsequent upturn in corporate profits. At the same time, their appetite for risk increased as the yields available from many fixed income securities shrank. As a result, equity investors drove the S&P 500 Index to a 15.39% gain over the second quarter. The market's gains were broad-based, and many of the best performing sectors were the prior years' weakest-performing areas: the utility, information technology, telecommunication services and industrial sectors.

[SIDENOTE]

UBS SERIES TRUST -- TACTICAL ALLOCATION PORTFOLIO

INVESTMENT GOAL:

Total return, consisting of long-term capital appreciation and current income.

PORTFOLIO MANAGER:

T. Kirkham Barneby,
UBS Global Asset
Management (US) Inc.

COMMENCEMENT:

Class H--September 28, 1998
Class I--January 5, 1999

DIVIDEND PAYMENTS:

Annually

Q. AGAINST THIS BACKDROP, HOW WAS THE PORTFOLIO ALLOCATED DURING THE PERIOD?

A. The Portfolio maintained a 100% allocation to equities throughout the reporting period. During the first half of the review period, this allocation led the Portfolio's performance to decline along with the overall equity market. However, it was beneficial to Portfolio performance when stocks rallied in the second half of the period.

Q. WHAT WERE THE FACTORS THAT DROVE A 100% ALLOCATION TO EQUITIES?

A. As always, we adjust the Portfolio's exposure to stocks based on indications generated by our proprietary Tactical Allocation Model. This Model measures the attractiveness of stocks by calculating the Equity Risk Premium (ERP), an unemotional, quantitative tool, to determine whether investors are being adequately compensated for the risk of owning stocks.

   To calculate the ERP, the Model evaluates current equity prices and future earnings and dividend growth for the stock market versus the yield of a one-year Constant Maturity Treasury (the riskless return over a one-year holding period). Historically, an ERP over 5% has indicated an environment in which stock prices have tended to rise. An ERP greater than 5.5% dictates a 100% allocation to equities. Throughout the period, the ERP remained above 10%--a high level that, according to the Model, indicates a significantly oversold stock market.

Q. WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE PORTFOLIO?

A. As of July 1, 2003, the Model's Equity Risk Premium (ERP) was 10.02%, and the strategy continued to be fully invested in the equity market. The current ERP reading suggests that the market continues to be significantly oversold and presents a compelling buying opportunity for long-term investors. Past precedent would lead us to believe this is the case as well. The behavior of the

[SIDENOTE]
HOW THE PORTFOLIO WORKS

The Portfolio attempts to provide total return over the long term, with less volatility than the S&P 500 Index (the "Index") over the course of a full market cycle, by shifting assets between stocks and bonds or cash based on the Tactical Allocation Model (the "Model"). We use the Model to determine the Portfolio's exposure to an equity portion designed to track the performance of the Index and a fixed-income portion consisting of either bonds (generally five-year U.S. Treasury notes) or cash (generally 30-day U.S. Treasury bills). The Portfolio moves away from stocks and into bonds when the Model signals a potential stock market downturn. It moves into stocks when the Model anticipates the potential for stock market appreciation.

   economy has historically been one of the basic determinants of stock market performance. Economic indicators currently suggest that the economy is growing, albeit at a modest pace, which, along with accomodative Federal Reserve Policy and a low and stable inflationary environment, may provide an environment which, in the past, has been associated with strong equity market performance.

   Past market behavior following significant declines provides additional support for higher equity prices over the near term. The market has generally recovered vigorously following plunges--and, oftentimes, the greater or more prolonged decline results in a more pronounced "snap-back." The domination of fear over investor psychology in 2002 clearly produced a plunge (the S&P 500 Index declined 22% over the 12 months ended December 31, 2002). Consequently, we believe that as investor psychology continues to improve, a reversal of this emotion-driven selloff could well produce higher equity prices. (Of course, past market behavior does not guarantee a similar recovery or performance in the future.)

   The wrinkle in this positive scenario comes from, of course, the possibility that the US economy could fall back into a recession. While this seems unlikely given the causes of past "double-dips," such a negative scenario cannot be ruled out entirely. More recently, Federal Reserve Chairman Alan Greenspan cited deflation as a concern (although attaching a relatively low probability to such an outcome). However, barring this possibility, the Fed's forecast of growth with modest inflation--which is also reflective of many economists' opinions--should provide a positive backdrop for the US equity market.

Q. DO YOU ANTICIPATE THAT THE PORTFOLIO'S ASSET ALLOCATION WILL CHANGE OVER THE NEXT FEW MONTHS?

A. As always, we'll continue to proactively monitor the factors that drive the stock market. If the Model indicates that adjustments to the Fund's asset allocation strategy are appropriate, those changes will be instituted. Based on today's market environment, both stock prices and interest rates would have to rise dramatically from their current levels in order for the Model to indicate an allocation shift to bonds. We would generally expect to see this combination of events occur during a more pronounced economic recovery.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on UBS funds,* please contact your financial advisor, or visit us at www.ubs.com.

Sincerely,


/s/ Joseph A. Varnas

JOSEPH A. VARNAS
PRESIDENT
UBS Series Trust--Tactical Allocation Portfolio
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.


/s/ T. Kirkham Barneby

T. KIRKHAM BARNEBY
PORTFOLIO MANAGER
UBS Series Trust--Tactical Allocation Portfolio
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.


As with any investment discipline, there can be no guarantee that the Model will accurately anticipate significant shifts in the markets and correctly determine the right time to invest in stocks, bonds or cash.

This letter is intended to assist shareholders in understanding how the Portfolio performed during the six-month period ended June 30, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Portfolio. We encourage you to consult your financial advisor regarding your personal investment program.

*Mutual funds are sold by prospectus only. The prospectus for the Portfolio contains more complete information regarding risks, charges and expenses and should be read carefully before investing.

PERFORMANCE AT A GLANCE
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 6/30/03

                           6 MONTHS     1 YEAR    3 YEARS   INCEPTION^
--------------------------------------------------------------------------
Class H                    11.34%       -0.47%     -9.75%     1.94%
Class I                    11.19        -0.84      -9.99     -3.09
S&P 500 Index              11.76         0.26     -11.20     -0.15
==========================================================================

^ Inception: since commencement of issuance on September 28, 1998 for Class H shares and January 5, 1999 for Class I shares. Index performance is shown as of the inception of oldest share class: September 28, 1998.

The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the ex-dividend dates. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

PORTFOLIO STATISTICS

CHARACTERISTICS*                  6/30/03                            12/31/02                            6/30/02
-----------------------------------------------------------------------------------------------------------------
Equities                           100.0%                              100.0%                             100.1%
Cash Equivalents and Other
  Assets Less Liabilities             --                                  --                               (0.1)%
Number of Holdings                   466                                 472                                467
Equity Risk
  Premium (ERP)**                  10.02%                              10.21%                              9.48%
Bond Risk
  Premium (BRP)**                   1.31%                               1.34%                              2.09%
===============================================================================================================

TOP 5 SECTORS*                    6/30/03                            12/31/02                            6/30/02
-----------------------------------------------------------------------------------------------------------------
Financials                          20.4%      Financials               20.6%   Financials                 19.8%
Information Technology              15.2       Information Technology   14.3    Information Technology     13.9
Health Care                         14.8       Health Care              14.9    Health Care                13.7
Consumer Discretionary              13.8       Consumer Discretionary   13.4    Consumer Discretionary     13.7
Industrials                         11.5       Industrials              11.7    Industrials                11.0
---------------------------------------------------------------------------------------------------------------
TOTAL                               75.7%                               74.9%                              72.1%
===============================================================================================================

TOP 10 HOLDINGS*                  6/30/03                            12/31/02                            6/30/02
-----------------------------------------------------------------------------------------------------------------
General Electric                     3.2%      Microsoft                 3.4%   Microsoft                   3.3%
Microsoft                            3.1       General Electric          3.0    General Electric            3.2
Pfizer                               3.0       Exxon Mobil               2.9    Exxon Mobil                 3.1
Exxon Mobil                          2.7       Wal-Mart Stores           2.7    Wal-Mart Stores             2.7
Wal-Mart Stores                      2.6       Pfizer                    2.3    Pfizer                      2.4
Citigroup                            2.4       Citigroup                 2.2    Citigroup                   2.2
                                                                                American International
Johnson & Johnson                    1.7       Johnson & Johnson         2.0      Group                     2.0
American                                       American
  International Group                1.6         International Group     1.9    Johnson & Johnson           1.7
IBM                                  1.6       IBM                       1.6    Coca-Cola                   1.5
Merck                                1.5       Merck                     1.6    IBM                         1.4
---------------------------------------------------------------------------------------------------------------
TOTAL                               23.4%                               23.6%                              23.5%
===============================================================================================================

* Weightings represent percentages of net assets as of the dates indicated. Portfolio weightings reflect the weightings of the S&P 500 Index and will vary over time. The Portfolio's asset allocation is actively managed according to the Model and will vary over time.

** The Tactical Allocation Model is run on the first business day of each month.
   The ERP and BRP percentages in the 6/30/03 column are the numbers that were run on 7/1/03; the ERP and BRP percentages in the 12/31/02 column are the numbers that were run on 1/2/03; the ERP and BRP percentages in the 6/30/02 column are the numbers that were run on 7/1/02.

Portfolio of Investments -- June 30, 2003 (unaudited)

COMMON STOCKS--99.97%

SECURITY DESCRIPTION                        SHARES                        VALUE
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.76%

Boeing Co.                                   6,700                $     229,944
General Dynamics Corp.                       1,600                      116,000
Goodrich Corp.                               1,000                       21,000
Honeywell International, Inc.                6,800                      182,580
Lockheed Martin Corp.                        3,600                      171,252
Northrop Grumman Corp.                       1,500                      129,435
Raytheon Co.                                 3,300                      108,372
Rockwell Collins, Inc.                       1,500                       36,945
United Technologies Corp.                    3,700                      262,071
-------------------------------------------------------------------------------
                                                                      1,257,599
===============================================================================

AIR FREIGHT & COURIERS--1.01%

FedEx Corp.                                  2,400                      148,872
United Parcel Service, Inc.,
  Class B                                    9,000                      573,300
-------------------------------------------------------------------------------
                                                                        722,172
===============================================================================

AIRLINES--0.17%

Delta Air Lines, Inc.                        1,100                       16,148
Southwest Airlines Co.                       6,100                      104,920
-------------------------------------------------------------------------------
                                                                        121,068
===============================================================================

AUTO COMPONENTS--0.18%

Dana Corp.                                   1,500                       17,340
Delphi Automotive
  Systems Corp.                              4,800                       41,424
Goodyear Tire &
  Rubber Co.*                                1,700                        8,925
Johnson Controls, Inc.                         700                       59,920
-------------------------------------------------------------------------------
                                                                        127,609
===============================================================================

AUTOMOBILES--0.45%

Ford Motor Co.                              14,700                      161,553
General Motors Corp.                         4,500                      162,000
-------------------------------------------------------------------------------
                                                                        323,553
===============================================================================

BANKS--7.35%

AmSouth Bancorp                              2,800                       61,152
Bank of America Corp.                       11,800                      932,554
Bank of New York Co., Inc.                   6,100                      175,375
Bank One Corp.                               9,000                      334,620
BB&T Corp.                                   3,700                      126,910
Charter One Financial, Inc.                  1,900                $      59,242
Comerica, Inc.                               1,400                       65,100
Fifth Third Bancorp                          4,500                      258,030
First Tennessee National Corp.               1,000                       43,910
FleetBoston Financial Corp.                  8,300                      246,593
Golden West Financial Corp.                  1,200                       96,012
Huntington Bancshares, Inc.                  2,000                       39,040
KeyCorp                                      3,500                       88,445
Marshall & Ilsley Corp.                      1,900                       58,102
Mellon Financial Corp.                       3,500                       97,125
National City Corp.                          4,900                      160,279
North Fork Bancorp, Inc.                     1,300                       44,278
Northern Trust Corp.                         1,800                       75,222
PNC Financial Services Group                 2,300                      112,263
Regions Financial Corp.                      1,800                       60,804
SouthTrust Corp.                             2,700                       73,440
SunTrust Banks, Inc.                         2,200                      130,548
Synovus Financial Corp.                      2,500                       53,750
U.S. Bancorp, Inc.                          15,200                      372,400
Union Planters Corp.                         1,700                       52,751
Wachovia Corp.                              10,600                      423,576
Washington Mutual, Inc.                      7,300                      301,490
Wells Fargo & Co.                           13,200                      665,280
Zions Bancorp                                  800                       40,488
-------------------------------------------------------------------------------
                                                                      5,248,779
===============================================================================

BEVERAGES--2.79%

Anheuser-Busch Cos., Inc.                    6,600                      336,930
Brown-Forman Corp., Class B                    500                       39,310
Coca-Cola Co.                               19,500                      904,995
Coca-Cola Enterprises, Inc.                  3,600                       65,340
Pepsi Bottling Group, Inc.                   2,200                       44,044
PepsiCo, Inc.                               13,600                      605,200
-------------------------------------------------------------------------------
                                                                      1,995,819
===============================================================================

SECURITY DESCRIPTION                        SHARES                        VALUE
-------------------------------------------------------------------------------
BIOTECHNOLOGY--1.29%

Amgen, Inc.*                                10,000                $     664,400
Biogen, Inc.*                                1,200                       45,600
Chiron Corp.*                                1,500                       65,580
Genzyme Corp.*                               1,700                       71,060
Medimmune, Inc.*                             2,000                       72,740
-------------------------------------------------------------------------------
                                                                        919,380
===============================================================================

BUILDING PRODUCTS--0.19%

American Standard Cos., Inc.*                  600                       44,358
Masco Corp.                                  3,800                       90,630
-------------------------------------------------------------------------------
                                                                        134,988
===============================================================================

CHEMICALS--1.48%

Air Products & Chemicals, Inc.               1,900                       79,040
Dow Chemical Co.                             7,300                      226,008
Eastman Chemical Co.                           800                       25,336
Ecolab, Inc.                                 2,200                       56,320
E.I. du Pont de Nemours & Co.                8,000                      333,120
Engelhard Corp.                              1,100                       27,247
International Flavors &
  Fragrances, Inc.                             800                       25,544
Monsanto Co.                                 2,200                       47,608
PPG Industries, Inc.                         1,400                       71,036
Praxair, Inc.                                1,300                       78,130
Rohm & Haas Co.                              1,800                       55,854
Sigma-Aldrich Corp.                            600                       32,508
-------------------------------------------------------------------------------
                                                                      1,057,751
===============================================================================

COMMERCIAL SERVICES & SUPPLIES--1.89%

Allied Waste Industries, Inc.*               1,800                       18,090
Apollo Group, Inc., Class A*                 1,400                       86,464
Automatic Data Processing, Inc.              4,700                      159,142
Avery Dennison Corp.                           900                       45,180
Cendant Corp.*                               8,100                      148,392
Cintas Corp.                                 1,400                       49,616
Concord EFS, Inc.*                           3,900                       57,408
Convergys Corp.*                             1,200                       19,200
Donnelley, R. R. &  Sons Co.                 1,100                $      28,754
Equifax, Inc.                                1,200                       31,200
First Data Corp.                             5,900                      244,496
Fiserv, Inc.*                                1,500                       53,415
H&R Block, Inc.                              1,400                       60,550
Monster Worldwide, Inc.*                       900                       17,757
Paychex, Inc.                                3,000                       87,930
Pitney Bowes, Inc.                           1,900                       72,979
Robert Half International, Inc.*             1,500                       28,410
Sabre Holdings Corp.*                        1,200                       29,580
Waste Management, Inc.                       4,700                      113,223
-------------------------------------------------------------------------------
                                                                      1,351,786
===============================================================================

COMMUNICATIONS EQUIPMENT--2.30%

ADC Telecommunications, Inc.*                6,700                       15,598
Avaya, Inc.*                                 3,100                       20,026
CIENA Corp.*                                 3,900                       20,241
Cisco Systems, Inc.*                        55,700                      929,633
Comverse Technology, Inc.*                   1,500                       22,545
Corning, Inc.*                              10,100                       74,639
JDS Uniphase Corp.*                         11,500                       40,365
Lucent Technologies, Inc.*                  33,100                       67,193
Motorola, Inc.                              18,500                      174,455
Qualcomm, Inc.                               6,300                      225,225
Scientific-Atlanta, Inc.                     1,200                       28,608
Tellabs, Inc.*                               3,400                       22,338
-------------------------------------------------------------------------------
                                                                      1,640,866
===============================================================================

COMPUTERS & PERIPHERALS--3.92%

Apple Computer, Inc.*                        3,000                       57,360
Dell Computer Corp.*                        20,400                      651,984
EMC Corp.*                                  17,400                      182,178
Gateway, Inc.*                               2,900                       10,585
Hewlett-Packard Co.                         24,200                      515,460
International Business
  Machines Corp.                            13,700                    1,130,250
Lexmark International Group, Inc.*           1,000                       70,770

SECURITY DESCRIPTION                        SHARES                        VALUE
-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--(CONCLUDED)

NCR Corp.*                                     800                $      20,496
Network Appliance, Inc.*                     2,700                       43,767
Sun Microsystems, Inc.*                     25,700                      118,220
-------------------------------------------------------------------------------
                                                                      2,801,070
===============================================================================

CONSTRUCTION & ENGINEERING--0.03%

Fluor Corp.                                    700                       23,548
===============================================================================

CONSTRUCTION MATERIALS--0.05%

Vulcan Materials Co.                           900                       33,363
===============================================================================

CONTAINERS & PACKAGING--0.15%

Ball Corp.                                     500                       22,755
Pactiv Corp.*                                1,400                       27,594
Sealed Air Corp.*                              700                       33,362
Temple-Inland, Inc.                            500                       21,455
-------------------------------------------------------------------------------
                                                                        105,166
===============================================================================

DIVERSIFIED FINANCIALS--8.12%

American Express Co.                        10,300                      430,643
Bear Stearns Co., Inc.                         800                       57,936
Capital One Financial Corp.                  1,800                       88,524
Charles Schwab Corp.                        10,700                      107,963
Citigroup, Inc.                             40,700                    1,741,960
Countrywide Credit Industries, Inc.          1,000                       69,570
Federal Home Loan Mortgage Corp.             5,500                      279,235
Federal National Mortgage Association        7,800                      526,032
Federated Investors, Inc.,
  Class B                                      900                       24,678
Franklin Resources, Inc.                     2,000                       78,140
Goldman Sachs Group, Inc.                    3,700                      309,875
J.P. Morgan Chase & Co.                     16,100                      550,298
Janus Capital Group, Inc.                    2,000                       32,800
Lehman Brothers Holdings, Inc.               1,900                      126,312
MBNA Corp.                                  10,100                      210,484
Merrill Lynch & Co., Inc.                    7,400                      345,432
Moody's Corp.                                1,200                       63,252
Morgan Stanley & Co.                         8,600                      367,650
Principal Financial Group, Inc.              2,600                $      83,850
Providian Financial Corp.*                   2,400                       22,224
SLM Corp.                                    3,600                      141,012
State Street Corp.                           2,700                      106,380
T. Rowe Price Group, Inc.                    1,000                       37,750
-------------------------------------------------------------------------------
                                                                      5,802,000
===============================================================================

DIVERSIFIED TELECOMMUNICATION
  SERVICES--3.36%

ALLTEL Corp.(1)                              2,500                      120,550
AT&T Corp.                                   6,300                      121,275
BellSouth Corp.                             14,600                      388,798
CenturyTel, Inc.                             1,200                       41,820
Citizens Communications Co.*                 2,400                       30,936
Qwest Communications
  International, Inc.*                      13,700                       65,486
SBC Communications, Inc.                    26,300                      671,965
Sprint Corp. (PCS Group)                     7,100                      102,240
Verizon Communications                      21,800                      860,010
-------------------------------------------------------------------------------
                                                                      2,403,080
===============================================================================

ELECTRIC UTILITIES--2.32%

Ameren Corp.                                 1,300                       57,330
American Electric Power Co., Inc.            3,200                       95,456
Cinergy Corp.                                1,500                       55,185
Consolidated Edison, Inc.                    1,800                       77,904
Constellation Energy Group, Inc.             1,400                       48,020
Dominion Resources, Inc.                     2,500                      160,675
DTE Energy Co.                               1,400                       54,096
Edison International, Inc.*                  2,700                       44,361
Entergy Corp.                                1,800                       95,004
Exelon Corp.                                 2,600                      155,506
FirstEnergy Corp.                            2,400                       92,280
FPL Group, Inc.                              1,500                      100,275
PG&E Corp.*                                  3,300                       69,795
Pinnacle West Capital Corp.                    800                       29,960
PPL Corp.                                    1,400                       60,200

SECURITY DESCRIPTION                        SHARES                        VALUE
-------------------------------------------------------------------------------
ELECTRIC UTILITIES--(CONCLUDED)

Progress Energy, Inc.*(2)                    2,400                $      83,410
Public Service
  Enterprise Group, Inc.                     1,800                       76,050
Southern Co.                                 5,700                      177,612
TECO Energy, Inc.(1)                         1,600                       19,184
TXU Corp.                                    2,600                       58,370
Xcel Energy, Inc.                            3,300                       49,632
-------------------------------------------------------------------------------
                                                                      1,660,305
===============================================================================

ELECTRICAL EQUIPMENT--0.44%

American Power Conversion Corp.              1,600                       24,944
Cooper Industries Ltd., Class A                800                       33,040
Emerson Electric Co.                         3,400                      173,740
Molex, Inc.                                  1,600                       43,184
Rockwell Automation, Inc.                    1,600                       38,144
-------------------------------------------------------------------------------
                                                                        313,052
===============================================================================

ELECTRONIC EQUIPMENT &
   INSTRUMENTS--0.41%

Agilent Technologies, Inc.*                  3,800                       74,290
Jabil Circuit, Inc.*                         1,600                       35,360
Millipore Corp.                                400                       17,748
PerkinElmer, Inc.                            1,100                       15,191
Sanmina-SCI Corp.*                           4,200                       26,502
Solectron Corp.*                             6,800                       25,432
Symbol Technologies, Inc.                    1,900                       24,719
Tektronix, Inc.                                700                       15,120
Thermo Electron Corp.*                       1,400                       29,428
Waters Corp.*                                1,000                       29,130
-------------------------------------------------------------------------------
                                                                        292,920
===============================================================================

ENERGY EQUIPMENT & SERVICES--0.82%

Baker Hughes, Inc.                           2,800                       93,996
BJ Services Co.*                             1,300                       48,568
Halliburton Co.                              3,500                       80,500
Nabors Industries Ltd.*                      1,200                       47,460
Noble Corp.*                                 1,100                       37,730
Schlumberger Ltd.                            4,700                      223,579
Transocean Sedco Forex, Inc.                 2,600                       57,122
-------------------------------------------------------------------------------
                                                                        588,955
===============================================================================

FOOD & DRUG RETAILING--1.05%

Albertson's, Inc.                            3,100                $      59,520
CVS Corp.                                    3,200                       89,696
Kroger Co.*                                  6,100                      101,748
Safeway, Inc.*                               3,600                       73,656
SUPERVALU, Inc.                              1,200                       25,584
Sysco Corp.                                  5,200                      156,208
Walgreen Co.                                 8,100                      243,810
-------------------------------------------------------------------------------
                                                                        750,222
===============================================================================

FOOD PRODUCTS--1.29%

Archer-Daniels-Midland Co.                   5,300                       68,211
Campbell Soup Co.                            3,300                       80,850
ConAgra Foods, Inc.                          4,300                      101,480
General Mills, Inc.                          2,900                      137,489
Heinz, H.J. & Co.                            2,800                       92,344
Hershey Foods Corp.                          1,100                       76,626
Kellogg Co.                                  3,200                      109,984
McCormick & Co., Inc.                        1,200                       32,640
Sara Lee Corp.                               6,300                      118,503
Wrigley, Wm. Jr. Co.                         1,800                      101,214
-------------------------------------------------------------------------------
                                                                        919,341
===============================================================================

GAS UTILITIES--0.27%

KeySpan Corp.                                1,300                       46,085
Kinder Morgan, Inc.                          1,000                       54,650
NiSource, Inc.                               2,200                       41,800
Sempra Energy                                1,700                       48,501
-------------------------------------------------------------------------------
                                                                        191,036
===============================================================================

HEALTH CARE EQUIPMENT &
   SUPPLIES--1.92%

Applera Corp.--
  Applied Biosystems Group                   1,700                       32,351
Baxter International, Inc.                   4,800                      124,800
Becton, Dickinson and Co.                    2,100                       81,585
Biomet, Inc.                                 2,100                       60,186
Boston Scientific Corp.*                     3,300                      201,630
C.R. Bard, Inc.                                400                       28,524
Guidant Corp.                                2,500                      110,975
Medtronic, Inc.                              9,700                      465,309

SECURITY DESCRIPTION                        SHARES                        VALUE
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT &
   SUPPLIES--(CONCLUDED)

St. Jude Medical, Inc.*                      1,400                $      80,500
Stryker Corp.                                1,600                      110,992
Zimmer Holdings, Inc.*                       1,600                       72,080
-------------------------------------------------------------------------------
                                                                      1,368,932
===============================================================================

HEALTH CARE PROVIDERS &
  SERVICES--1.77%

Aetna, Inc.                                  1,200                       72,240
AmerisourceBergen Corp.                        900                       62,415
Anthem, Inc.*                                1,100                       84,865
Cardinal Health, Inc.                        3,600                      231,480
CIGNA Corp.                                  1,100                       51,634
HCA, Inc.                                    4,100                      131,364
Health Management Associates, Inc.,
  Class A                                    1,900                       35,055
Humana, Inc.*                                1,400                       21,140
IMS Health, Inc.                             2,000                       35,980
Manor Care, Inc.*                              800                       20,008
McKesson Corp.                               2,300                       82,202
Quest Diagnostics, Inc.*                       800                       51,040
Tenet Healthcare Corp.*                      3,800                       44,270
UnitedHealth Group, Inc.                     4,700                      236,175
Wellpoint Health Networks, Inc.*             1,200                      101,160
-------------------------------------------------------------------------------
                                                                      1,261,028
===============================================================================

HOTELS, RESTAURANTS &
   LEISURE--1.19%

Carnival Corp.                               5,000                      162,550
Darden Restaurants, Inc.                     1,400                       26,572
Harrah's
  Entertainment, Inc.*                         900                       36,216
Hilton Hotels Corp.                          3,100                       39,649
International Game
  Technology*                                  700                       71,631
Marriott
  International, Inc.                        1,800                       69,156
McDonald's Corp.                            10,100                      222,806
Starbucks Corp.*                             3,100                       76,012
Starwood Hotels &
  Resorts Worldwide,
  Inc., Class B                              1,700                       48,603
Wendy's International, Inc.                  1,000                $      28,970
Yum! Brands, Inc.*                           2,300                       67,988
-------------------------------------------------------------------------------
                                                                        850,153
===============================================================================

HOUSEHOLD DURABLES--0.51%

Black & Decker Corp.                           700                       30,415
Centex Corp.                                   500                       38,895
Fortune Brands, Inc.                         1,200                       62,640
KB HOME                                        400                       24,792
Leggett & Platt, Inc.                        1,700                       34,850
Maytag Corp.                                   700                       17,094
Newell Rubbermaid, Inc.                      2,200                       61,600
Pulte Homes, Inc.                              500                       30,830
Stanley Works                                  800                       22,080
Whirlpool Corp.                                600                       38,220
-------------------------------------------------------------------------------
                                                                        361,416
===============================================================================

HOUSEHOLD PRODUCTS--2.02%

Clorox Co.                                   1,800                       76,770
Colgate-Palmolive Co.                        4,300                      249,185
Kimberly Clark Corp.                         4,000                      208,560
Procter & Gamble Co.                        10,200                      909,636
-------------------------------------------------------------------------------
                                                                      1,444,151
===============================================================================

INDUSTRIAL CONGLOMERATES--4.22%

3M Co.                                       3,100                      399,838
General Electric Co.                        79,200                    2,271,456
Textron, Inc.                                1,100                       42,922
Tyco International Ltd.                     15,900                      301,782
-------------------------------------------------------------------------------
                                                                      3,015,998
===============================================================================

INSURANCE--4.60%

ACE Ltd.                                     2,100                       72,009
AFLAC, Inc.                                  4,000                      123,000
Allstate Corp.                               5,600                      199,640
Ambac Financial
  Group, Inc.                                  800                       53,000
American International
  Group, Inc.                               20,700                    1,142,226
AON Corp.                                    2,500                       60,200
Chubb Corp.                                  1,500                       90,000
Cincinnati Financial Corp.                   1,300                       48,217

SECURITY DESCRIPTION                        SHARES                        VALUE
-------------------------------------------------------------------------------
INSURANCE--(CONCLUDED)

Hartford Financial Services Group, Inc.      2,200                $     110,792
Jefferson-Pilot Corp.                        1,200                       49,752
John Hancock Financial Services, Inc.        2,300                       70,679
Lincoln National Corp.                       1,400                       49,882
Loews Corp.                                  1,500                       70,935
Marsh & McLennan Cos., Inc.                  4,200                      214,494
MBIA, Inc.                                   1,200                       58,500
Metlife, Inc.                                6,000                      169,920
MGIC Investment Corp.                          800                       37,312
Progressive Corp.                            1,700                      124,270
Prudential Financial, Inc.                   4,400                      148,060
SAFECO Corp.                                 1,200                       42,336
St. Paul Cos., Inc.                          1,900                       69,369
Torchmark Corp.                                900                       33,525
Travelers Property
  Casualty Corp., Class B                    8,000                      126,160
UnumProvident Corp.                          2,400                       32,184
XL Capital Ltd., Class A                     1,100                       91,300
-------------------------------------------------------------------------------
                                                                      3,287,762
===============================================================================

INTERNET & CATALOG RETAIL--0.36%

eBay, Inc.*                                  2,500                      260,450
===============================================================================

INTERNET SOFTWARE & SERVICES--0.22%

Yahoo!, Inc.*                                4,800                      157,248
===============================================================================

IT CONSULTING & SERVICES--0.32%

Computer Sciences Corp.*                     1,500                       57,180
Electronic Data Systems Corp.                3,800                       81,510
SunGard Data Systems, Inc.*                  2,300                       59,593
Unisys Corp.*                                2,700                       33,156
-------------------------------------------------------------------------------
                                                                        231,439
===============================================================================

LEISURE EQUIPMENT & PRODUCTS--0.39%

Brunswick Corp.                                900                       22,518
Eastman Kodak Co.                            2,300                       62,905
Harley-Davidson, Inc.                        2,400                       95,664
Hasbro, Inc.                                 1,500                       26,235
Mattel, Inc.                                 3,600                $      68,112
-------------------------------------------------------------------------------
                                                                        275,434
===============================================================================

MACHINERY--1.20%

Caterpillar, Inc.                            2,800                      155,848
Danaher Corp.                                1,200                       81,660
Deere & Co.                                  1,900                       86,830
Dover Corp.                                  1,700                       50,932
Eaton Corp.                                    600                       47,166
Illinois Tool Works, Inc.                    2,500                      164,625
Ingersoll Rand Co., Class A                  1,400                       66,248
ITT Industries, Inc.                           800                       52,368
Navistar International Corp.                   600                       19,578
PACCAR, Inc.                                 1,000                       67,560
Pall Corp.                                   1,100                       24,750
Parker-Hannifin Corp.                        1,000                       41,990
-------------------------------------------------------------------------------
                                                                        859,555
===============================================================================

MEDIA--4.18%

AOL Time Warner, Inc.*                      35,700                      574,413
Clear Channel Communications, Inc.*          4,900                      207,711
Comcast Corp., Class A*                     17,900                      540,222
Disney, Walt Co.                            16,300                      321,925
Dow Jones & Co., Inc.                          800                       34,424
Gannett Co., Inc.                            2,200                      168,982
Interpublic Group Cos., Inc.                 3,200                       42,816
Knight-Ridder, Inc.                            700                       48,251
McGraw-Hill Cos., Inc.                       1,600                       99,200
New York Times Co., Class A                  1,300                       59,150
Omnicom Group, Inc.                          1,500                      107,550
Tribune Co.                                  2,500                      120,750
Univision Communications, Inc., Class A*     1,900                       57,760
Viacom, Inc., Class B*                      13,900                      606,874
-------------------------------------------------------------------------------
                                                                      2,990,028
===============================================================================

                                       11

SECURITY DESCRIPTION                        SHARES                        VALUE
-------------------------------------------------------------------------------
METALS & MINING--0.55%

Alcoa, Inc.                                  6,800                $     173,400
Freeport-McMoRan Copper & Gold,
  Inc., Class B(1)                           1,300                       31,850
Newmont Mining Corp. (Holding Co.)           3,200                      103,872
Nucor Corp.                                    700                       34,195
Phelps Dodge Corp.*                            800                       30,672
United States Steel Corp.                    1,000                       16,370
-------------------------------------------------------------------------------
                                                                        390,359
===============================================================================

MULTI-LINE RETAIL--3.89%

Big Lots, Inc.*                              1,000                       15,040
Costco Wholesale Corp.*                      3,600                      131,760
Dollar General Corp.                         2,700                       49,302
Family Dollar Stores, Inc.                   1,400                       53,410
Federated Department Stores, Inc.            1,600                       58,960
J.C. Penney Co., Inc. (Holding Co.)          2,300                       38,755
Kohl's Corp.*                                2,700                      138,726
May Department Stores Co.                    2,400                       53,424
Nordstrom, Inc.                              1,200                       23,424
Sears, Roebuck & Co.                         2,500                       84,100
Target Corp.                                 7,200                      272,448
Wal-Mart Stores, Inc.                       34,700                    1,862,349
-------------------------------------------------------------------------------
                                                                      2,781,698
===============================================================================

MULTI-UTILITIES--0.38%

AES Corp.*                                   4,900                       31,115
Calpine Corp.(1)*                            3,200                       21,120
Centerpoint Energy, Inc.                     2,600                       21,190
Duke Energy Corp.                            7,200                      143,640
Dynegy, Inc., Class A                        3,100                       13,020
Mirant Corp.*                                3,600                       10,440
Williams Cos., Inc.                          4,200                       33,180
-------------------------------------------------------------------------------
                                                                        273,705
===============================================================================

OFFICE ELECTRONICS--0.09%

Xerox Corp.*                                 6,000                       63,540
===============================================================================

OIL & GAS--5.01%

Amerada Hess Corp.                             800                $      39,344
Anadarko Petroleum Corp.                     2,000                       88,940
Apache Corp.                                 1,300                       84,578
Burlington Resources, Inc.                   1,600                       86,512
ChevronTexaco Corp.                          8,500                      613,700
ConocoPhillips                               5,400                      295,920
Devon Energy Corp.                           1,900                      101,460
El Paso Corp.(1)                             4,900                       39,592
EOG Resources, Inc.                            900                       37,656
Exxon Mobil Corp.                           52,800                    1,896,048
Kerr-McGee Corp.                               900                       40,320
Marathon Oil Corp.                           2,600                       68,510
Occidental Petroleum Corp.                   3,100                      104,005
Sunoco, Inc.                                   700                       26,418
Unocal Corp.                                 2,100                       60,249
-------------------------------------------------------------------------------
                                                                      3,583,252
===============================================================================

PAPER & FOREST PRODUCTS--0.45%

Georgia-Pacific Corp.                        2,200                       41,690
International Paper Co.                      3,900                      139,347
MeadWestvaco Corp.                           1,800                       44,460
Weyerhaeuser Co.                             1,800                       97,200
-------------------------------------------------------------------------------
                                                                        322,697
===============================================================================

PERSONAL PRODUCTS--0.56%

Alberto-Culver Co., Class B                    500                       25,550
Avon Products, Inc.                          1,900                      118,180
Gillette Co.                                 8,100                      258,066
-------------------------------------------------------------------------------
                                                                        401,796
===============================================================================

PHARMACEUTICALS--9.82%

Abbott Laboratories                         12,400                      542,624
Allergan, Inc.                               1,100                       84,810
Bristol-Myers Squibb Co.                    15,400                      418,110
Eli Lilly & Co.                              8,900                      613,833
Forest Laboratories, Inc.*                   2,900                      158,775
Johnson & Johnson                           23,500                    1,214,950
King Pharmaceuticals, Inc.*                  2,000                       29,520

SECURITY DESCRIPTION                        SHARES                        VALUE
-------------------------------------------------------------------------------
PHARMACEUTICALS--(CONCLUDED)

Merck & Co., Inc.                           17,800                $   1,077,790
Pfizer, Inc.                                62,600                    2,137,790
Schering-Plough Corp.                       11,700                      217,620
Watson Pharmaceuticals, Inc.*                  900                       36,333
Wyeth Pharmaceuticals                       10,600                      482,830
-------------------------------------------------------------------------------
                                                                      7,014,985
===============================================================================

REAL ESTATE--0.38%

Equity Office
  Properties Trust                           3,500                       94,535
Equity Residential
  Properties Trust                           2,500                       64,875
Plum Creek Timber
  Co., Inc.                                  1,700                       44,115
Simon Property
  Group, Inc.                                1,700                       66,351
-------------------------------------------------------------------------------
                                                                        269,876
===============================================================================

ROAD & RAIL--0.44%

Burlington Northern
  Santa Fe Corp.                             3,000                       85,320
CSX Corp.                                    1,800                       54,162
Norfolk Southern Corp.                       3,100                       59,520
Union Pacific Corp.                          2,000                      116,040
-------------------------------------------------------------------------------
                                                                        315,042
===============================================================================

SEMICONDUCTOR EQUIPMENT &
   PRODUCTS--3.27%

Advanced Micro
  Devices, Inc.*                             2,900                       18,589
Altera Corp.*                                3,100                       50,840
Analog Devices, Inc.*                        2,900                      100,978
Applied Materials, Inc.*                    13,200                      209,352
Applied Micro
  Circuits Corp.*                            2,500                       15,125
Broadcom Corp.,
  Class A*                                   2,200                       54,802
Intel Corp.                                 51,800                    1,076,611
KLA-Tencor Corp.*                            1,500                       69,735
Linear Technology Corp.                      2,500                       80,525
LSI Logic Corp.*                             3,100                       21,948
Maxim Integrated
  Products, Inc.                             2,600                       88,894
Micron Technology, Inc.*                     4,900                $      56,987
National Semiconductor Corp.*                1,500                       29,580
Novellus Systems, Inc.*                      1,200                       43,945
NVIDIA Corp.*                                1,300                       29,913
PMC-Sierra, Inc.*                            1,400                       16,422
QLogic Corp.*                                  800                       38,664
Teradyne, Inc.*                              1,500                       25,965
Texas Instruments, Inc.                     13,700                      241,120
Xilinx, Inc.*                                2,700                       68,337
-------------------------------------------------------------------------------
                                                                      2,338,332
===============================================================================

SOFTWARE--4.71%

Adobe Systems, Inc.                          1,900                       60,933
Autodesk, Inc.                               1,000                       16,160
BMC Software, Inc.*                          1,900                       31,027
Citrix Systems, Inc.*                        1,300                       26,468
Computer Associates
  International, Inc.                        4,600                      102,488
Compuware Corp.*                             3,100                       17,887
Electronic Arts, Inc.*                       1,200                       88,788
Intuit, Inc.*                                1,600                       71,248
Mercury Interactive
  Corp.*                                       700                       27,027
Microsoft Corp.                             85,200                    2,181,972
Novell, Inc.*                                3,300                       10,164
Oracle Corp.*                               41,600                      500,032
PeopleSoft, Inc.*                            2,600                       45,734
Siebel Systems, Inc.*                        4,000                       38,160
Symantec Corp.*                              1,200                       52,632
Veritas Software Co.*                        3,300                       94,611
-------------------------------------------------------------------------------
                                                                      3,365,331
===============================================================================

SPECIALTY RETAIL--2.38%

AutoNation, Inc.*                            2,400                       37,728
AutoZone, Inc.*                                700                       53,179
Bed, Bath & Beyond, Inc.*                    2,400                       93,144
Best Buy Co., Inc.*                          2,600                      114,192
Circuit City Stores-
  Circuit City Group                         1,800                       15,840
Gap, Inc.                                    7,100                      133,196

SECURITY DESCRIPTION                        SHARES                        VALUE
-------------------------------------------------------------------------------
SPECIALTY RETAIL--(CONCLUDED)

Home Depot, Inc.                            18,200                $     602,784
Limited Brands                               4,200                       65,100
Lowe's Cos., Inc.                            6,200                      266,290
Office Depot, Inc.*                          2,500                       36,275
RadioShack Corp.                             1,400                       36,834
Sherwin-Williams Co.                         1,300                       34,944
Staples, Inc.*                               3,900                       71,565
Tiffany & Co.                                1,200                       39,216
TJX Cos., Inc.                               4,100                       77,244
Toys "R" Us, Inc.*                           1,800                       21,816
-------------------------------------------------------------------------------
                                                                      1,699,347
===============================================================================

TEXTILES & APPAREL--0.29%

Jones Apparel
  Group, Inc.*                               1,100                       32,186
Liz Claiborne, Inc.                            900                       31,725
Nike, Inc., Class B                          2,100                      112,329
V. F. Corp.                                  1,000                       33,970
-------------------------------------------------------------------------------
                                                                        210,210
===============================================================================

TOBACCO--1.12%

Altria Group, Inc.                          16,000                $     727,040
R.J. Reynolds Tobacco
  Holdings, Inc.                               800                       29,768
UST, Inc.                                    1,300                       45,539
-------------------------------------------------------------------------------
                                                                        802,347
===============================================================================

TRADING COMPANIES &
  DISTRIBUTORS--0.12%

Genuine Parts Co.                            1,500                       48,015
W.W. Grainger, Inc.                            800                       37,408
-------------------------------------------------------------------------------
                                                                         85,423
===============================================================================

WIRELESS TELECOMMUNICATION
   SERVICES--0.52%

AT&T Wireless
  Services, Inc.*                           21,500                      176,515
Nextel Communications,
  Inc., Class A*                             8,200                      148,256
Sprint Corp.
  (PCS Group)*                               8,200                       47,150
-------------------------------------------------------------------------------
                                                                        371,921
===============================================================================

Total Common Stocks
  (cost--$91,171,553)                                                71,438,883
===============================================================================

                                                              MATURITY    INTEREST
   SHARES                                                       DATE        RATE
----------                                                    --------    --------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--0.24%

MONEY MARKET FUND--0.24%

   168,200     UBS Private Money Market
                Fund LLC (cost--$168,200)                      07/01/03    1.124%+        168,200

Total Investments (cost--$91,339,753)--100.21%                                         71,607,083

Liabilities in excess of other assets--(0.21)%                                           (147,784)
-------------------------------------------------------------------------------------------------
Net Assets--100.00%                                                                  $ 71,459,299
=================================================================================================

*    Non-income producing security.
(1)  Security, or portion thereof, was on loan at June 30, 2003.
(2)  Includes 500 Contingent Value Obligations valued at zero.
+    Interest rate shown reflects yield at June 30, 2003.

                 See accompanying notes to financial statements

Statement of Assets and Liabilities -- June 30, 2003 (unaudited)


ASSETS:

Investment in securities, at value (cost--$91,339,753)*                       $    71,607,083
Receivable for investments sold                                                       381,323
Dividends receivable                                                                   89,413
Other assets                                                                              953
Total assets                                                                       72,078,772
LIABILITIES:

Payable to custodian                                                                  336,297
Payable for cash collateral from securities loaned                                    168,200
Payable to affiliates                                                                  61,333
Accrued expenses and other liabilities                                                 53,643
Total liabilities                                                                     619,473
NET ASSETS:

Beneficial interest--$0.001 par value (unlimited amount authorized)               116,254,060
Accumulated undistributed net investment income                                       292,350
Accumulated net realized loss from investment transactions                        (25,354,441)
Net unrealized depreciation of investments                                        (19,732,670)
---------------------------------------------------------------------------------------------
Net assets                                                                    $    71,459,299
=============================================================================================
CLASS H:
Net assets                                                                    $    19,603,953
Shares outstanding                                                                  1,826,043
Net asset value, offering price and redemption value per share                $         10.74
CLASS I:
Net assets                                                                    $    51,855,346
Shares outstanding                                                                  4,835,571
Net asset value, offering price and redemption value per share                $         10.72
=============================================================================================

* Includes $158,786 of investments in securities on loan, at value.

                 See accompanying notes to financial statements

Statement of Operations

                                                                                  FOR THE
                                                                                 SIX MONTHS
                                                                                   ENDED
                                                                               JUNE 30, 2003
                                                                                (UNAUDITED)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                     $       609,800
Interest                                                                                  359
                                                                                      610,159
EXPENSES:
Investment advisory and administration fees                                           169,276
Distribution fees--Class I                                                             60,920
Reports and notices to shareholders                                                    30,451
Professional fees                                                                      29,751
Custody and accounting                                                                 20,313
Transfer agency and related services fees                                               1,500
Trustees' fees                                                                            642
Other expenses                                                                          5,863
                                                                                      318,716
Net investment income                                                                 291,443
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized loss from investment activities                                       (3,700,825)
Net change in unrealized appreciation/depreciation of investments                  10,682,672
Net realized and unrealized gain from investment activities                         6,981,847
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                          $     7,273,290
=============================================================================================

                 See accompanying notes to financial statements

Statement of Changes in Net Assets

                                                                  FOR THE
                                                                 SIX MONTHS       FOR THE
                                                                   ENDED         YEAR ENDED
                                                               JUNE 30, 2003     DECEMBER 31,
                                                                (UNAUDITED)         2002
---------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                          $     291,443    $     678,876
Net realized losses from investment activities                    (3,700,825)     (15,452,200)
Net change in unrealized appreciation/depreciation
  of investments                                                  10,682,672      (10,600,342)
Net increase (decrease) in net assets resulting
  from operations                                                  7,273,290      (25,373,666)
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class H                                      (240,176)        (212,147)
Net investment income--Class I                                      (431,950)        (397,516)
                                                                    (672,126)        (609,663)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                               2,342,815        5,880,228
Cost of shares repurchased                                        (8,169,621)     (28,925,120)
Proceeds from dividends reinvested                                   672,126          609,663
Net decrease in net assets from beneficial
  interest transactions                                           (5,154,680)     (22,435,229)
Net increase (decrease) in net assets                              1,446,484      (48,418,558)
NET ASSETS:
Beginning of period                                               70,012,815      118,431,373
---------------------------------------------------------------------------------------------
End of period (including accumulated undistributed
  net investment income of $292,350 and
  $673,033, respectively)                                      $  71,459,299    $  70,012,815
=============================================================================================

                 See accompanying notes to financial statements

Notes to Financial Statements (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Series Trust--Tactical Allocation Portfolio (the "Portfolio") is a diversified portfolio of UBS Series Trust (the "Fund"). The Fund is organized under Massachusetts law pursuant to an Amended and Restated Declaration of Trust dated February 11, 1998, as amended, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering one portfolio. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable annuity contracts.

Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Portfolio calculates net asset values based on the current market value for its portfolio's securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor and administrator of the Portfolio. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--The Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Portfolio maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Portfolio and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Portfolio may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract"), under which UBS Global AM serves as investment advisor and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Portfolio's average daily net assets. At June 30, 2003, the Portfolio owed UBS Global AM $29,999 in investment advisory and administration fees.

For the six months ended June 30, 2003, the Portfolio did not pay any brokerage commissions to UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, or any other affiliated broker-dealer for transactions executed on behalf of the Portfolio.

DISTRIBUTION PLAN

Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays UBS Global AM a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. UBS Global AM pays the entire distribution fee to the insurance companies. At June 30, 2003, the Portfolio owed UBS Global AM $31,323 in distribution fees.

SECURITIES LENDING

The Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Portfolio's securities lending program. For the six months ended June 30, 2003, the Portfolio earned $210 for lending its securities, and UBS Financial Services Inc. or UBS Securities LLC earned $70 in compensation as the Portfolio's lending agent. At June 30, 2003, the Portfolio owed UBS Securities LLC $11 in compensation as the Portfolio's lending agent.

BANK LINE OF CREDIT

The Portfolio participated with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, the Portfolio had agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest would be charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended June 30, 2003, the Portfolio did not borrow under the Facility. For the six months ended June 30, 2003, the Portfolio paid a commitment fee of $482 to UBS AG.

FEDERAL TAX STATUS

At June 30, 2003, the components of net unrealized depreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)          $    4,356,673
Gross depreciation (investments having an excess of cost over value)             (24,089,343)
--------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                    $  (19,732,670)
============================================================================================

For the six months ended June 30, 2003, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $1,315,940 and $6,844,224, respectively.

The Portfolio intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended December 31, 2002 was as follows:

DISTRIBUTIONS PAID FROM:                                                           2002
--------------------------------------------------------------------------------------------
Ordinary income                                                               $      609,663
============================================================================================

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated for the Portfolio after the Portfolio's fiscal year end at December 31, 2003.

At December 31, 2002, the Portfolio had a capital loss carryforward of $14,062,333. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows: $863,515 will expire December 31, 2009 and $13,198,818 will expire December 31, 2010. To the extent that such losses are used to offset future realized capital gains, it is probable that the gains so offset will not be distributed. Also, in accordance with U.S. Treasury regulations, the Portfolio has elected to defer $3,697,892 of net realized capital losses arising after October 31, 2002. Such losses are treated for tax purposes as arising on January 1, 2003.

SHARES OF BENEFICIAL INTEREST

There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                            CLASS H                        CLASS I
SIX MONTHS ENDED                 ----------------------------      ---------------------------
JUNE 30, 2003:                      SHARES          AMOUNT            SHARES          AMOUNT
----------------------------------------------------------------------------------------------
Shares sold                          76,447      $    746,127         162,778    $   1,596,688
Shares repurchased                 (297,032)       (2,908,293)       (537,820)      (5,261,328)
Dividends reinvested                 24,951           240,176          44,854          431,950
----------------------------------------------------------------------------------------------
Net decrease                       (195,634)     $ (1,921,990)       (330,188)   $  (3,232,690)
==============================================================================================

YEAR ENDED
DECEMBER 31, 2002:
Shares sold                          36,481      $    393,090         490,622    $   5,487,138
Shares repurchased                 (592,748)       (6,736,327)     (2,121,694)     (22,188,793)
Dividends reinvested                 17,094           212,147          32,084          397,516
----------------------------------------------------------------------------------------------
Net decrease                       (539,173)     $ (6,131,090)     (1,598,988)   $ (16,304,139)
==============================================================================================

                      (This page intentionally left blank)

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                               CLASS H
                                      --------------------------------------------------------------------------------------------
                                         FOR THE                                                                     FOR THE PERIOD
                                        SIX MONTHS                                                                   SEPTEMBER 28,
                                          ENDED                        FOR THE YEARS ENDED DECEMBER 31,              1998+ THROUGH
                                      JUNE 30, 2003      -------------------------------------------------------     DECEMBER 31,
                                       (UNAUDITED)          2002          2001            2000           1999            1998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $        9.77      $    12.73     $    15.83     $    16.49     $    14.91     $       12.00
Net investment income                          0.07            0.10@          0.08           0.40@          0.11@             0.02
Net realized and
  unrealized gains
  (losses) from
  investment transactions                      1.02           (2.97)@        (2.02)         (0.71)@         2.64@             2.99
Net increase (decrease)
  from investment
  operations                                   1.09           (2.87)         (1.94)         (0.31)          2.75              3.01
Dividends from net
  investment income                           (0.12)          (0.09)         (0.33)         (0.01)         (0.06)            (0.02)
Distributions from net
  realized gains from
  investment transactions                        --              --          (0.83)         (0.34)         (1.11)            (0.08)
Total dividends and
  distributions to
  shareholders                                (0.12)          (0.09)         (1.16)         (0.35)         (1.17)            (0.10)
NET ASSET VALUE,
  END OF PERIOD                       $       10.74      $     9.77     $    12.73     $    15.83     $    16.49     $       14.91
TOTAL INVESTMENT RETURN(1)                    11.34%         (22.68)%       (12.39)%        (1.93)%        18.43%            24.98%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets,
  end of period (000's)               $      19,604      $   19,743     $   32,607     $   41,212     $   36,714     $      22,494
Expenses to average
  net assets, net of
  waivers from advisor                         0.76%*          0.66%          0.67%          0.72%          0.74%             0.95%*
Expenses to average
  net assets, before
  waivers from advisor                         0.76%*          0.66%          0.67%          0.73%          0.74%             0.95%*
Net investment income
  to average net assets,
  net of waivers from advisor                  1.04%*          0.91%          0.67%          2.50%          0.71%             0.77%*
Net investment income
  to average net assets,
  before waivers from advisor                  1.04%*          0.91%          0.67%          2.49%          0.71%             0.77%*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                2%              5%            10%           166%           110%                6%
==================================================================================================================================

+   Commencement of operations.
++  Commencement of issuance of shares.
*   Annualized.
@   Calculated using average monthly shares outstanding for the period.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

                                                                            CLASS I
                                      --------------------------------------------------------------------------------
                                         FOR THE                                                       FOR THE PERIOD
                                       SIX MONTHS                                                    JANUARY 5, 1999++
                                          ENDED              FOR THE YEARS ENDED DECEMBER 31,             THROUGH
                                      JUNE 30, 2003      ----------------------------------------       DECEMBER 31,
                                       (UNAUDITED)          2002           2001           2000             1999
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $        9.73      $    12.69     $    15.78     $    16.48     $          14.89
Net investment income                          0.04            0.07@          0.04           0.36@                0.11@
Net realized and
  unrealized gains
  (losses) from
  investment transactions                      1.04           (2.97)@        (2.00)         (0.71)@               2.65@
Net increase (decrease)
  from investment
  operations                                   1.08           (2.90)         (1.96)         (0.35)                2.76
Dividends from net
  investment income                           (0.09)          (0.06)         (0.30)         (0.01)               (0.06)
Distributions from net
  realized gains from
  investment transactions                        --              --          (0.83)         (0.34)               (1.11)
Total dividends and
  distributions to
  shareholders                                (0.09)          (0.06)         (1.13)         (0.35)               (1.17)
NET ASSET VALUE,
  END OF PERIOD                       $       10.72      $     9.73     $    12.69     $    15.78     $          16.48
TOTAL INVESTMENT RETURN(1)                    11.19%         (22.95)%       (12.55)%        (2.18)%              18.52%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets,
  end of period (000's)               $      51,855      $   50,270     $   85,825     $   84,787     $         54,413
Expenses to average
  net assets, net of
  waivers from advisor                         1.01%*          0.91%          0.92%          0.94%                0.74%*
Expenses to average
  net assets, before
  waivers from advisor                         1.01%*          0.91%          0.92%          0.98%                0.99%*
Net investment income
  to average net assets,
  net of waivers from advisor                  0.79%*          0.66%          0.42%          2.27%                0.81%*
Net investment income
  to average net assets,
  before waivers from advisor                  0.79%*          0.66%          0.42%          2.23%                0.56%*
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                2%              5%            10%           166%                 110%
======================================================================================================================

General Information (unaudited)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by contacting the Fund directly at 1-800-647 1568 or online on the Fund's Web site www.ubs.com/ubsglobalam-proxy.

TRUSTEES

Brian M. Storms
CHAIRMAN

Margo N. Alexander
Richard Q. Armstrong
David J. Beaubien
Richard R. Burt
Meyer Feldberg

Frederic V. Malek
Carl W. Schafer
William D. White


PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

T. Kirkham Barneby
VICE PRESIDENT

W. Douglas Beck
VICE PRESIDENT


INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE PORTFOLIO WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE PORTFOLIO UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2003 UBS Global Asset Management (US) Inc.
    All rights reserved.

[UBS LOGO]

                                                                     Presorted
UBS GLOBAL ASSET MANAGEMENT                                          Standard
51 West 52nd Street                                                 U.S.Postage
New York, New York 10019                                               PAID
                                                                   Smithtown, NY
                                                                    Permit 700

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED BY SEC FOR FUTURE USE. ]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED - END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. [RESERVED BY SEC FOR FUTURE USE. ]

ITEM 9. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

   (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

   (a)(1) Code of Ethics - Form N-CSR requirement not yet effective with respect to the registrant.

   (a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit 99.CERT.

   (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS SERIES TRUST

By:   /s/ Joseph A. Varnas
      --------------------
      Joseph A. Varnas
      President

Date: September 5, 2003
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Joseph A. Varnas
      --------------------
      Joseph A. Varnas
      President

Date: September 5, 2003
      -----------------

By:   /s/ Paul H. Schubert
      --------------------
      Paul H. Schubert

      Treasurer

Date: September 5, 2003
      -----------------